Property, Plant and Equipment, Net (Details) - USD ($)		Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Subtotal		$ 65,103,416	$ 53,933,597
Construction in progress		2,393,006	2,570,443
Less: accumulated depreciation		(15,659,789)	(12,823,668)
Property and equipment, net		51,836,633	43,680,372
Property and Buildings [Member]
Property, Plant and Equipment [Line Items]
Subtotal		26,766,432	18,251,057
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal		2,376,165	1,862,388
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	[1]	34,006,697	31,985,871
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Subtotal		1,006,032	1,021,208
Office and electric equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal		$ 948,090	$ 813,073

[1]	A total amount of $11,787,174 machinery was related to the sale leaseback transaction (see Note 10).